Trade Accounts Receivable, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable, Net
Trade accounts receivable	$ 9,905,609	$ 10,489,336
Allowance for expected credit losses	(1,774,151)	(2,032,034)	$ (3,361,658)
Total trade accounts receivable, net	8,131,458	8,457,302
Non-current trade receivables	$ 428,701	$ 438,376